Intangible Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Description of reasons for changing way cash-generating unit is identified	The recoverable amount of a cash generating unit is determined on the basis of its value in use. These method uses cash flow projections based on approved financial budgets covering a period of five years.
Increase in weigheted average cost of capital	5.00%